Profit and loss information - Schedule of Depreciation and amortization (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Receivables from contracts with customers [abstract]
Amortization of intangible assets	$ 4,204	$ 4,620
Depreciation	6,951	4,965
Depreciation and amortization	$ 11,155	$ 9,585